Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Name of Related Parties and Relationship

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group
6	Hermann Limited	Shareholder of the Company
7	Smart Bloom Global Limited	Shareholder of the Company, owned by Wu Zhihua

Schedule of Amount Due From Related Parties

Amount due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2025	2024
Hermman Limited(1)	Prepayment for service provided by related parties	$799,917	$—
Total		$799,917	$—

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.

Schedule of Amount Due to Related Parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2025	2024
Mrs. Qi Xiaoyu	Proceed of Interest-free loan from related parties	$7,316	$—
Mr. Fuyunishiki Ryo	Proceed of Interest-free loan from related parties	418,727	208,943
Ms. Wu Shunyu	Expenses paid on behalf of the Group	—	105,601
Total		$426,043	$314,544

Schedule of Amount Due to Related Parties
	For the years ended September 30,
Nature	2025	2024	2023
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$—	$6,669	$1,480,137
Ms. Wu Shunyu	—	6,120	30,222
Mr. Fuyunishiki Ryo	—	433,680	218,038
Total	$—	$446,469	$1,728,398

Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$7,316	$2,815,899	$—
Mr. Fuyunishiki Ryo	214,734	86,478	—
Mr. Wu Zhihua	—	129,090	—
Total	$222,050	$3,031,467	$—

Repayment to (receivable from) related parties
Mrs. Qi Xiaoyu	$—	$4,035,593	$—
Ms. Wu Shunyu	105,601	—	—
Mr. Fuyunishiki Ryo	—	428,409	—
Mr. Wu Zhihua	—	129,090	—
Ishiyama	—	—	(35,990)
Total	$105,601	$4,593,092	$(35,990)

Service provided by related parties
Hermman Limited(1)	$684,422	$—	$—
Total	$684,422	$—	$—

Stock-based compensation(2)
Wu Zhihua	$1,209,000	$—	$—
Total	$1,209,000	$—	$—

Repurchase of Class A Shares by issuing Class B Shares
Smart Bloom Global Limited	$1,250	$—	$—
Total	$1,250	$—	$—

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.

(2)	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.